SEMIANNUAL REPORT  MARCH 31, 2000


Cash Accumulation Trust/
Liquid Assets Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Liquid Assets Fund--one of two series of Cash Accumulation
Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S.
government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff.
There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison
(GRAPH)
www.prudential.com           (800) 225-1852

Performance at a Glance

Fund Facts   As of 3/31/00

                          7-Day       Net Asset    Weighted Avg.   Net Assets
                        Current Yld.  Value (NAV)   Mat. (WAM)     (Millions)
Liquid Assets Fund         5.92%        $1.00         53 Days        $406
iMoneyNet, Inc.(1st
& 2nd Tier-
General Purpose-Retail)
Average*                   5.29%        $1.00         52 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Money Fund (1st & 2nd Tier-General
Purpose-Retail) category as of March 28, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money
Market Fund
(GRAPH)

Cash Accumulation Trust   Liquid Assets Fund

Message From the Fund's President   May 16, 2000

Dear Shareholder,
Prudential's Money Markets Sector Team identified and took advantage of good investment opportunities that emerged as money market yields climbed during our six-month review period that ended on March 31, 2000. The team employed credit research, interest-rate analysis, and relative value analysis that enabled Liquid Assets
Fund--one of two series of Cash Accumulation Trust--to provide a competitive yield and a stable $1.00 net asset value.
The Fund's seven-day current yield was 5.92% on March 31, 2000, compared with 5.29% for the average comparable money market fund tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the money markets, and explains how the Fund was positioned accordingly.
HIGH-QUALITY INVESTMENTS CAN HELP REDUCE RISK
Having a conservative, high-quality investment alternative, such as a money market fund, made good sense for investors who were concerned about volatile conditions in the financial markets. Indeed, investors may do well to consider allocating some of their assets to a money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have quick access to your money and an investment vehicle that provides stability of principal and liquidiInvestment Adviser's Reportty.
Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Cash Accumulation Trust/Liquid Assets Fund
www.prudential.com        (800) 225-1852

Investment Adviser's ReportDear Shareholder,
Shortly after our six-month review period began on October 1, 1999, Federal Reserve policy makers announced they were leaning toward raising short-term interest rates again. The Fed had already hiked rates twice in 1999 to cool off the economy. However, the Fed remained concerned that continued strong economic growth and rising oil prices could drive inflation higher. In anticipation of another rate increase, investors pushed yields on money market securities higher, which caused their prices to fall.
Y2K bargains benefited the Fund
As money market yields rose in the early autumn of 1999, we bought only a modest amount of fixed-rate securities because we had invested heavily in adjustable-rate securities during the summer of that year. Some banks and corporations had rushed to complete their year-end borrowing early by issuing securities whose interest rates adjusted periodically based on London Interbank
Offered Rates or LIBOR. (LIBOR is a widely quoted money market benchmark.) This was done to avoid any difficulties that might occur in the financial markets if computers malfunctioned or shut down while switching their internal dates from 1999 to 2000 (Y2K). The adjustable-rate securities provided generous yield spreads in order to appeal to investors. We increased our holdings to roughly 37% of the Fund's total investments by late 1999, up from a normal exposure of approximately
20%.
Meanwhile, the U.S. central bank had engineered a quarter-point rate hike on November 16, 1999, that raised the federal funds rate (the rate U.S. banks charge each other for overnight loans ) to 5.50%. The discount rate on loans to banks that borrow from the Federal Reserve system was also increased to 5.00% from 4.75%. There had been talk that the Fed might refrain from tightening monetary policy out of concern that potential Y2K computer problems might hurt the economy. But the changeover from 1999 to 2000 went smoothly, and yield spreads on adjustable-rate securities narrowed to historical norms in the new year. The Fund's performance benefited from this trend because of its overweight exposure to these securities.

Cash Accumulation Trust   Liquid Assets Fund

Investment Adviser's Report

New year brought fresh buying opportunities
As concern about Y2K risks faded rapidly from the market, investor attention turned toward the next Fed meeting scheduled for early February 2000. Our strategy involved purchasing shorter-dated money market instruments. As they matured, we were able to reinvest the proceeds in higher-yielding money market securities that became available after the Fed engineered back-to-back rate hikes. It boosted the federal funds rate to 5.75% and the discount rate to 5.25% on February 2, 2000, then raised them to 6.00% and 5.50%, respectively, on March 21, 2000.
Looking Ahead--We expect more short-term rate hikes
The U.S. economy grew at an annual pace of more than 5.0% in the first three months of 2000, powered by the largest increase in consumer spending in 17 years. While this is slower than the 7.3% annual pace of the final quarter of 1999, the longest economic expansion in the history of the United States remains very strong. Moreover, labor costs rose for U.S. businesses at the fastest pace in more than 10 years in the first quarter of 2000. There is also evidence that these cost pressures are being passed along to consumers in the form of higher prices. This combination of brisk economic growth and rising inflation led the Fed to raise the federal funds rate and the discount rate by half of a percentage point to 6.50% and 6.00%, respectively, in May. Unless there is significant moderation in economic activity, the Fed has hinted that more interest-rate increases will be forthcoming.

Prudential Money Markets Sector Team

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  12.7%
              American Express Centurion Bank
$     4,000   6.36%, 4/10/00(b)                                     $     4,000,000
              Comerica Bank
      6,000   5.93%, 4/3/00(b)                                            5,998,237
              First Union National Bank
      5,000   5.89%, 4/3/00(b)                                            5,000,000
      3,000   6.04%, 4/19/00(b)                                           3,000,000
      4,000   6.07%, 4/21/00(b)                                           4,000,000
      7,000   6.18%, 6/21/00(b)                                           7,002,086
              KeyBank NA
      1,500   6.09%, 4/17/00(b)                                           1,500,324
      3,000   6.05%, 6/14/00(b)                                           2,999,642
              National City Bank
     10,000   6.55%, 1/31/01                                              9,996,030
              U.S. Bank NA
      3,000   5.91%, 4/19/00(b)                                           2,999,542
      1,000   6.05%, 4/19/00(b)                                             999,939
      4,000   6.055%, 4/25/00(b)                                          3,999,537
                                                                    ---------------
                                                                         51,495,337
-------------------------------------------------------------------------------------
Certificates Of Deposit - Domestic  2.5%
              Chase Manhattan Bank
      5,000   5.365%, 5/22/00                                             4,999,458
              Southtrust Bank NA
      5,000   6.30%, 8/28/00                                              5,000,201
                                                                    ---------------
                                                                          9,999,659
-------------------------------------------------------------------------------------
Certificates Of Deposit - Yankee  8.7%
              Bank Austria AG
      6,600   6.01%, 5/8/00                                               6,599,922
              Bank of Nova Scotia
      5,000   5.51%, 6/8/00                                               4,992,584
              Deutsche Bank AG
      3,000   5.60%, 6/14/00                                              2,999,708
      5,000   6.075%, 11/24/00                                            4,997,677
      5,000   6.75%, 2/22/01                                              4,997,876

    See Notes to Financial Statements                                      5

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              UBS AG
$     5,000   5.29%, 5/18/00                                        $     4,999,629
      2,000   6.38%, 12/20/00                                             1,999,314
              Westpac Banking Corp.
      4,000   6.22%, 11/30/00                                             3,997,970
                                                                    ---------------
                                                                         35,584,680
-------------------------------------------------------------------------------------
Commercial Paper  49.0%
              Alliance & Leicester PLC
      2,000   5.88%, 4/6/00                                               1,998,367
      1,000   5.88%, 4/11/00                                                998,367
              Allianz of America, Inc.
      1,000   5.75%, 5/19/00                                                992,333
              B-One Australia Ltd.
      2,000   5.90%, 4/20/00                                              1,993,772
      5,000   5.95%, 5/3/00                                               4,973,556
              BankAmerica Corp.
      5,000   6.06%, 8/1/00                                               4,897,317
              Barton Capital Corp.
      2,000   5.90%, 4/20/00                                              1,993,772
      1,259   6.11%, 4/20/00                                              1,254,940
              BBL North America Funding Corp.
      5,000   5.96%, 6/5/00                                               4,946,194
              Bear Stearns Companies, Inc.
      4,898   5.87%, 4/25/00                                              4,878,832
              Black Forest Funding Corp.
      1,000   6.10%, 5/1/00                                                 995,256
              Bradford & Bingley Building Society
     13,000   5.88%, 4/11/00                                             12,978,767
              CBA (Delaware) Finance Inc.
      5,000   6.05%, 8/14/00                                              4,886,562
              Centric Capital Corp.
      2,000   6.04%, 5/15/00                                              1,985,236
      6,000   6.08%, 5/24/00                                              5,946,293
              CIT Group, Inc.
      3,000   6.09%, 5/16/00                                              2,977,162
      3,000   6.10%, 6/20/00                                              2,959,333

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Citicorp
$     3,000   6.06%, 5/10/00                                        $     2,980,305
              DaimlerChrysler NA Holding Corp.
      5,000   6.06%, 5/22/00                                              4,957,075
              Den Danske Corp.
      1,000   5.90%, 6/21/00                                                986,725
              Den Norske Bank
      1,000   5.96%, 6/2/00                                                 989,736
              Dexia CLF Finance Co.
      7,400   5.87%, 4/17/00                                              7,380,694
              Finova Capital Corp.
      3,150   6.11%, 4/27/00                                              3,136,100
              Forrestal Funding Master Trust
      4,000   5.88%, 4/17/00                                              3,989,547
      1,500   6.05%, 4/24/00                                              1,494,202
      1,460   5.98%, 6/1/00                                               1,445,206
      5,000   6.09%, 8/10/00                                              4,889,196
              GE Capital International Funding
      8,000   6.04%, 4/26/00                                              7,966,444
              General Electric Capital Corp.
      2,394   5.95%, 5/19/00                                              2,375,008
      5,000   6.12%, 8/10/00                                              4,888,650
      1,000   6.04%, 8/15/00                                                977,182
              General Electric Capital Services, Inc.
      3,000   6.07%, 5/18/00                                              2,976,226
              GTE Corp.
      7,000   6.10%, 4/25/00                                              6,971,533
      2,000   6.10%, 4/28/00                                              1,990,850
              ING America Insurance Holdings, Inc.
      5,000   5.96%, 5/12/00                                              4,966,061
      1,000   5.94%, 5/24/00                                                991,255
              Intrepid Funding Master Trust
      2,000   6.12%, 5/18/00                                              1,984,020
      2,000   6.01%, 6/6/00                                               1,977,963
              Market Street Funding Corp.
      1,000   6.10%, 5/3/00                                                 994,578
      2,000   6.10%, 5/5/00                                               1,988,478

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Marsh & McLennan Cos., Inc.
$     1,100   5.97%, 6/6/00                                         $     1,087,960
              MCI WorldCom, Inc.
      1,000   5.93%, 4/11/00                                                998,353
      2,000   6.10%, 4/18/00                                              1,994,239
      1,000   6.00%, 5/15/00                                                992,667
              Merrill Lynch & Co., Inc.
      6,000   5.87%, 4/10/00                                              5,991,195
      3,158   5.91%, 5/8/00                                               3,138,818
              Morgan Stanley Dean Witter & Co.
      6,000   5.90%, 4/14/00                                              5,987,217
              National Rural Utilities Cooperative Fin. Corp.
      1,000   6.12%, 7/17/00                                                981,810
              Nationwide Building Society
     10,000   5.91%, 5/3/00                                               9,947,467
              Old Line Funding Corp.
      1,957   6.10%, 4/17/00                                              1,951,694
      3,137   6.10%, 4/18/00                                              3,127,964
              PHH Corp.
      2,000   6.00%, 4/3/00                                               1,999,333
      2,000   6.12%, 4/17/00                                              1,994,560
              Pitney Bowes, Inc.
      2,151   6.16%, 4/19/00                                              2,144,375
              PNC Funding Corp.
      3,000   6.03%, 4/14/00                                              2,993,467
      1,000   6.14%, 5/23/00                                                991,131
              Sears Roebuck Acceptance Corp.
      6,000   6.15%, 4/18/00                                              5,982,575
              Suntrust Banks, Inc.
      3,000   6.05%, 5/12/00                                              2,979,329
              Sweetwater Capital Corp.
      1,765   6.05%, 4/7/00                                               1,763,220
              Textron Financial Corp.
      1,000   5.95%, 4/24/00                                                996,199
              Triple A One Funding Corp.
      1,166   6.11%, 4/27/00                                              1,160,855

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Variable Funding Capital Corp.
$     2,000   6.07%, 4/20/00                                        $     1,993,593
              Washington Mutual Finance Corp.
      3,000   6.05%, 5/30/00                                              2,970,254
                                                                    ---------------
                                                                        199,121,368
-------------------------------------------------------------------------------------
Loan Participations  2.5%
              Bear Stearns Companies, Inc.
      1,000   6.33%, 4/3/00                                               1,000,000
              Newell Rubbermaid, Inc.
      5,000   5.945%, 4/6/00(c)                                           5,000,000
              Warner-Lambert Co.
      4,000   6.20%, 4/14/00(c)                                           4,000,000
                                                                    ---------------
                                                                         10,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  23.3%
              Abbey National Treasury Services PLC, M.T.N.
      8,000   5.97%, 4/24/00(b)                                           7,998,535
              Associates Corp. of North America, M.T.N.
     10,000   6.06%, 5/1/00(b)                                            9,998,298
              Bank One Corp., M.T.N.
      4,000   6.12%, 5/9/00(b)                                            4,000,000
              Centex Home Mortgage LLC
      1,000   6.21%, 4/20/00(b)(c)                                        1,000,000
              Citicorp, M.T.N.
      1,000   5.95%, 4/3/00(b)                                            1,000,000
              Conseco Finance Vehicle Trust
      2,701   6.16%, 4/17/00(b)(c)                                        2,700,583
              DaimlerChrysler NA Holding Corp., M.T.N.
      4,000   5.81%, 4/6/00(b)                                            3,998,632
              Dover Corp.
      5,000   6.13%, 5/30/00(b)                                           5,000,000
              Ford Motor Credit Co., M.T.N.
      7,000   6.06%, 5/18/00(b)                                           6,997,846
      9,000   6.27%, 6/30/00(b)                                           8,995,581
              General Electric Capital Corp., M.T.N.
      1,000   6.05%, 5/12/00(b)                                           1,000,000

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              J.P. Morgan & Co., Inc., M.T.N.
$     4,000   5.99%, 4/17/00(b)                                     $     4,000,000
              Restructured Asset Certificates
      8,000   6.02%, 4/6/00(b)(c)                                         8,000,000
              Security Life Of Denver
      1,000   6.10%, 4/12/00(b)(c)                                        1,000,000
              Short Term Repack Asset Trust
      6,000   6.17%, 4/18/00(b)(c)                                        6,000,000
              Strategic Money Market Trust
      9,000   6.02%, 4/5/00(b)                                            9,000,000
      7,000   6.15%, 4/13/00(b)                                           7,000,000
              Travelers Insurance Co.
      1,000   6.06%, 4/5/00(b)(c)                                         1,000,000
              Westpac Banking Corp.
      6,000   5.97%, 4/4/00(b)                                            5,997,713
                                                                    ---------------
                                                                         94,687,188
-----------------------------------------------------------------------------------
              Total Investments  98.7%
               (amortized cost $400,888,232 (a))                        400,888,232
              Other assets in excess of liabilities  1.3%                 5,474,274
                                                                    ---------------
              Net Assets  100%                                      $   406,362,506
                                                                    ---------------
                                                                    ---------------

--------------------------------------------------------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or on the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $28,700,583. The aggregatge value $28,700,583 is approximately 7% of net assets.
M.T.N.--Medium Term Note.
    10                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd. The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2000 was as follows:

Commercial Banks.........................................................    50.4%
Asset Backed Securities..................................................     8.4
Business Credit (Finance)................................................     7.3
Motor Vehicles...........................................................     6.0
Security Brokers & Dealers...............................................     4.8
Bank Holding Companies...................................................     4.8
Personal Credit Institutions.............................................     3.1
Telephone & Communications...............................................     3.1
Life Insurance...........................................................     2.9
Department Stores........................................................     1.5
Fire Insurance...........................................................     1.4
Construction Machinery & Equipment.......................................     1.2
Furniture................................................................     1.2
Pharmaceutical...........................................................     1.0
Office Machines..........................................................     0.5
Automobile Renting & Lease...............................................     0.5
Insurance Agencies.......................................................     0.3
Aircrafts................................................................     0.3
                                                                            -----
                                                                             98.7%
Other assets in excess of liabilities....................................     1.3
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  March 31, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $  400,888,232
Cash                                                                         673
Receivable for Fund shares sold                                       26,772,881
Interest receivable                                                    2,124,736
Prepaid expenses and other assets                                         72,891
                                                                  --------------
      Total assets                                                $  429,859,413
                                                                  --------------
LIABILITIES
Payable for Fund shares reacquired                                    21,854,199
Payable for investments purchased                                        995,256
Dividends payable                                                        537,431
Management fee payable                                                    62,738
Accrued expenses                                                          47,283
                                                                  --------------
      Total liabilities                                               23,496,907
                                                                  --------------
NET ASSETS                                                        $  406,362,506
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value            $        4,064
   Paid-in capital in excess of par                                  406,358,442
                                                                  --------------
Net assets, March 31, 2000                                        $  406,362,506
                                                                  --------------
                                                                  --------------
Net asset value, offering and redemption price per share
   ($406,362,506 / 406,362,506 shares of beneficial interest
   issued and outstanding)                                                 $1.00
                                                                  --------------
                                                                  --------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                     Ended
                                                                 March 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $ 11,651,615
                                                              --------------------
Expenses
   Management fee                                                      142,498
   Transfer agent's fees and expenses                                  151,000
   Registration fees                                                    72,000
   Custodian's fees and expenses                                        41,000
   Reports to shareholders                                              21,000
   Legal fees and expenses                                              14,000
   Audit fee and expenses                                               13,500
   Trustees' fees and expenses                                           6,500
   Miscellaneous                                                           315
                                                              --------------------
      Total expenses                                                   461,813
                                                              --------------------
Net investment income                                               11,189,802
                                                              --------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             2,309
                                                              --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 11,192,111
                                                              --------------------
                                                              --------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months         Year Ended
                                                      Ended          September 30,
                                                  March 31, 2000          1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   11,189,802     $   19,068,883
   Net realized gain on investment
      transactions                                         2,309             10,652
                                                 ----------------    --------------
   Net increase in net assets resulting from
      operations                                      11,192,111         19,079,535
                                                 ----------------    --------------
Dividends and distributions (Note 1)                 (11,192,111)       (19,079,535)
                                                 ----------------    --------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                   2,701,345,888      4,047,261,454
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   10,848,230         18,772,289
   Cost of shares reacquired                      (2,700,443,373)    (4,113,366,470)
                                                 ----------------    --------------
   Net increase (decrease) in net assets from
      Fund share transactions                         11,750,745        (47,332,727)
                                                 ----------------    --------------
   Total increase (decrease)                          11,750,745        (47,332,727)
NET ASSETS
Beginning of period                                  394,611,761        441,944,488
                                                 ----------------    --------------
End of period                                     $  406,362,506     $  394,611,761
                                                 ----------------    --------------
                                                 ----------------    --------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Notes to Financial Statements (Unaudited)
      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). The Fund commenced investment operations on December 22, 1997, when $295,683,132 was transferred from the National Money Market Fund to the Fund. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.
      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Federal Income Taxes:    For Federal income tax purposes, each fund in the
Trust is treated as a separate tax paying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Dividends and Distributions:    The Fund declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.
                                                                          15

       Cash Accumulation Trust         Liquid Assets Fund
             Notes to Financial Statements (Unaudited) Cont'd.
Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Trust. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.
      Under the management agreement, PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2000, the management costs were
 .07% of the Fund's average daily net assets.
      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). No distribution or service fees are paid to PIMS as distributor of the Fund.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended March 31, 2000, the Fund incurred fees of approximately $144,100 for the services of PMFS. As of March 31, 2000 $26,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

       Cash Accumulation Trust         Liquid Assets Fund
             Financial Highlights (Unaudited)

                                      Six Months          Year            December 22,
                                        Ended             Ended          1997(a) Through
                                      March 31,       September 30,       September 30,
                                         2000             1999                1998
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                 $   1.00         $    1.00           $    1.00
                                      ----------      -------------      ---------------
Net investment income and net
   realized gains                           .03               .05                 .04
Dividends and distributions to
   shareholders                           (.03)             (.05)               (.04)
                                      ----------      -------------      ---------------
Net asset value, end of period         $   1.00         $    1.00           $    1.00
                                      ----------      -------------      ---------------
                                      ----------      -------------      ---------------
TOTAL RETURN:(b)                           2.82%             5.05%               4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $406,363         $ 394,612           $ 441,944
Average net assets (000)               $395,775         $ 386,144           $ 374,141
Ratios to average net assets:
   Expenses                                 .23%(c)           .27%                .21%(c)
   Net investment income                   5.65%(c)          4.94%               5.53%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
    See Notes to Financial Statements                                     17

Cash Accumulation Trust   Liquid Assets Fund

Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.


STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com      (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Cash Accumulation Trust   Liquid Assets Fund

Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:
There's No Reward Without Risk; but Is This Risk Worth
It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com              (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
Stephen M. Ungerman, Assistant Treasurer
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004


Cusip Number   147541502


The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF175E2   147541502

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  MARCH 31, 2000


Cash Accumulation Trust/
National Money Market Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
National Money Market Fund--one of two series of Cash
Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity.
The Fund is a diversified portfolio of high-quality, U.S.
dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff.
There can be no assurance that the Fund will achieve its investment objective.


Money Market Fund Yield Comparison
(GRAPH)
www.prudential.com      (800) 225-1852

Performance at a Glance

Fund Facts                            As of 3/31/00
                        7-Day        Net Asset   Weighted Avg.   Net Assets
                     Current Yld.   Value (NAV)   Mat. (WAM)     (Millions)

National Money
Market Fund             5.48%          $1.00        61 Days        $380.2
iMoneyNet, Inc.
(1st & 2nd Tier--
General Purpose-
Retail) Average*        5.29%          $1.00        52 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Money Fund (1st & 2nd Tier--General
Purpose-Retail) category as of March 28, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money
Market Fund
(GRAPH)

Cash Accumulation Trust   National Money Market Fund

Message From the Fund's President    May 16, 2000

Dear Shareholder,
Prudential's Money Markets Sector Team identified and took advantage of good investment opportunities that emerged as money market yields climbed during our six-month review period that ended on March 31, 2000. The team employed credit research, interest-rate analysis, and relative value analysis that enabled National Money
Market Fund--one of two series of Cash Accumulation Trust-- to provide a competitive yield and a stable $1.00 net asset value.
The Fund's seven-day current yield was 5.48% on March
31, 2000, compared with 5.29% for the average comparable money market fund tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the money markets, and explains how the Fund was positioned accordingly.
HIGH-QUALITY INVESTMENTS CAN HELP REDUCE RISK
Having a conservative, high-quality investment alternative, such as a money market fund, makes good sense for investors who are concerned about volatile conditions in the financial markets.
Indeed, investors may do well to consider allocating some of their assets to a money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have quick access to your money and an investment vehicle that provides stability of principal and liquidity.
Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Cash Accumulation Trust/National Money Market Fund
www.prudential.com       (800) 225-1852

Investment Adviser's Report

Dear Shareholder,
Shortly after our six-month review period began on October 1, 1999, Federal Reserve policy makers announced they were leaning toward increasing short-term interest rates again. The Fed had already hiked rates twice in 1999 to cool off the economy. However, the central bankers remained concerned that continued strong economic growth and rising oil prices could drive inflation higher. In anticipation of another rate increase, investors pushed up yields on money market securities, which caused their prices to fall.
Good buying opportunities emerged in late 1999
During October, we bought securities that matured at the end of 1999. These purchases prepared the Fund to accommodate normal year-end shareholder liquidity needs and any additional withdrawals that might occur out of concern that computers could malfunction or shut down when their internal dates switched from 1999 to 2000.
In hindsight, it would have been more advantageous to invest in securities with even shorter maturities in October. The Fed raised the federal funds rate (the rate
U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.50% in mid-November.
It also raised its discount rate on loans to banks that borrow from the Federal Reserve system to 5.00% from 4.75%. After this change in monetary policy, money market yields continued to climb throughout the remainder of the year. In December, we were able to buy attractively priced securities maturing in February and March 2000.
These purchases boosted the Fund's yield and allowed us to avoid having to invest during the lower-interest-rate environment that typically occurs in early January.
Our barbell strategy locked in attractive yields
We adopted a barbell strategy early in 2000 by purchasing very short-term money market instruments and securities maturing in one year. Yields on one-year securities were substantially higher than yields on securities maturing in three months or less. This large differential reflected the fact

Cash Accumulation Trust   National Money Market Fund

Investment Adviser's Report

that many investors expected yields on one-year securities to be much higher later in the year as the Fed continued to boost rates.
The barbell approach allowed us to reinvest money from very short-term securities in higher-yielding money market instruments that became available after each of the Fed's two rate hikes that occurred during the first three months of 2000.
The central bank's first move came on February 2, when it increased the federal funds rate by another quarter of a percentage point to 5.75% and the discount rate to 5.25%. Some money market participants had expected a half-point increase that month. We believed, however, that the Fed did not want to make such an aggressive change in monetary policy at that time. An additional quarter-point rate hike occurred on March 21, which lifted the federal funds rate to 6.00% and the discount rate to 5.50%.
Looking Ahead--We expect more short-term rate hikes
The U.S. economy grew at an annual pace of more than 5.0% in the first three months of 2000, powered by the largest increase in consumer spending in 17 years. While this is slower than the 7.3% annual pace of the final quarter of 1999, the longest economic expansion in the history of the United States remains very strong. Moreover, labor costs rose for U.S. businesses at the fastest pace in more than 10 years in the first quarter of 2000. There is also evidence that these cost pressures are being passed along to consumers in the form of higher prices. This combination of brisk economic growth and rising inflation led the Fed in May to raise the federal funds rate and the discount rate by half of a percentage point to 6.50% and 6.00%, respectively. Unless there is significant moderation in economic activity, the Fed has hinted that more interest-rate increases will be forthcoming.

Prudential Money Markets Sector Team

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited)

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  11.7%
              American Express Centurion Bank
$     2,000   6.36%, 4/10/00(b)                                      $    2,000,000
              Comerica Bank
      1,000   5.93%, 4/3/00(b)                                              999,706
      5,000   5.88875%, 4/13/00(b)                                        4,999,359
              First Union National Bank
     12,400   6.29%, 5/17/00(b)                                          12,410,607
              KeyBank NA
      1,000   6.09%, 4/17/00(b)                                           1,000,216
      3,000   6.05%, 6/14/00(b)                                           2,999,642
      1,000   6.17%, 6/26/00(b)                                             999,885
              National City Bank
      4,700   6.14%, 4/10/00(b)                                           4,701,791
      7,000   5.99875%, 4/14/00(b)                                        6,998,413
      7,400   6.55%, 1/31/01                                              7,397,062
                                                                     --------------
                                                                         44,506,681
-------------------------------------------------------------------------------------
Certificates Of Deposit-Domestic  2.2%
              Chase Manhattan Bank
      6,000   5.365%, 5/22/00                                             5,999,517
              U.S. Bank, NA
      2,500   6.02%, 4/19/00(b)                                           2,500,277
                                                                     --------------
                                                                          8,499,794
-------------------------------------------------------------------------------------
Certificates Of Deposit-Yankee  6.9%
              Bank of Nova Scotia
      2,500   6.65%, 2/1/01                                               2,499,005
              Ontario Province Canada
      1,000   6.125%, 6/28/00                                             1,000,974
              Rabobank Nederland
      5,000   6.06%, 4/27/00                                              4,978,117
              Westpac Banking Corp.
      9,200   6.54%, 1/18/01                                              9,196,503
      8,600   6.52%, 1/29/01                                              8,596,609
                                                                     --------------
                                                                         26,271,208

    See Notes to Financial Statements                                      5

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Commercial Paper  41.5%
              American General Finance Corp.
$    10,000   6.07%, 5/19/00                                         $    9,919,067
              American Home Products Corp.
      9,700   6.08%, 5/8/00                                               9,639,386
              Baus Funding LLC
     10,500   6.07%, 5/16/00                                             10,420,331
              CIT Group, Inc.
      3,000   6.09%, 5/16/00                                              2,977,163
              Citicorp
      3,000   6.06%, 5/10/00                                              2,980,305
              Dover Corp.
      8,000   6.13%, 5/30/00(b)                                           8,000,000
              Equitable Resources Inc.
      1,169   6.10%, 4/12/00                                              1,166,821
              Finova Capital Corp.
      5,000   6.125%, 4/28/00                                             4,977,031
              General Electric Capital Corp.
     16,700   6.05%, 5/23/00                                             16,554,061
              Goldman Sachs Group LP
     10,000   6.02%, 4/26/00                                             10,000,000
              Homeside Lending, Inc.
     10,500   6.07%, 5/5/00                                              10,439,806
              Household International, Inc.
      3,000   6.11%, 4/26/00(c) (cost $2,987,271;
                 date purchased 3/22/00)                                  2,987,271
              Market Street Funding Corp.
      3,984   6.10%, 5/8/00                                               3,959,023
              MCI WorldCom, Inc.
     10,000   6.09%, 4/20/00                                              9,967,858
              PHH Corp.
      2,000   6.00%, 4/3/00                                               1,999,333
      9,315   6.00%, 4/4/00                                               9,310,342
              PNC Funding Corp.
      3,000   6.14%, 5/23/00                                              2,973,393
              Salomon Smith Barney Holdings, Inc.
      5,000   6.07%, 5/18/00                                              4,960,376

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Sweetwater Capital Corp.
$     2,363   6.10%, 4/24/00                                         $    2,353,791
              Target Corp.
      9,100   6.07%, 4/14/00                                              9,080,053
              Unifunding, Inc.
     10,000   6.08%, 5/8/00                                               9,937,511
              Variable Funding Capital Corp.
      4,000   6.10%, 5/22/00                                              3,965,433
              Washington Mutual Finance Corp.
      3,000   6.05%, 5/30/00(c) (cost $2,970,254;
                 date purchased 3/3/00)                                   2,970,254
              Wood Street Funding Corp.
      6,000   6.10%, 5/2/00                                               5,968,483
                                                                     --------------
                                                                        157,507,092
-------------------------------------------------------------------------------------
Euro Time Deposit-Yankee  3.9%
              Halifax PLC
     14,655   6.34%, 4/3/00                                              14,655,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  30.4%
              Associates Corp. of North America, M.T.N.
      9,700   6.06%, 5/1/00(b)                                            9,698,349
              Bank One Corp., M.T.N.
      4,000   6.16%, 5/22/00(b)                                           4,000,000
      3,100   6.20%, 6/13/00(b)                                           3,100,500
              Chrysler Financial Co., LLC, M.T.N.
      2,000   6.13%, 12/11/00                                             1,999,153
              Citicorp, M.T.N.
      1,000   5.95%, 4/3/00(b)                                            1,000,000
              Commercial Credit Co.
        900   6.00%, 4/15/00                                                900,096
      9,098   5.75%, 7/15/00                                              9,098,207
              Conseco Finance Vehicle Trust
      2,701   6.16375%, 4/17/00(b)(c) (cost $2,700,583;
                 date purchased 12/16/99)                                 2,700,583
              DaimlerChrysler NA Holding Corp., M.T.N.
      9,000   5.81%, 4/6/00(b)                                            8,996,923

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              First Chicago Corp., M.T.N.
$    11,200   6.15%, 5/18/00                                         $   11,201,898
              First Union Corp.
      3,500   6.60%, 6/15/00                                              3,506,735
              Ford Motor Credit Co., M.T.N.
      9,000   6.0575%, 5/18/00(b)                                         8,997,231
      3,800   6.27%, 6/30/00(b)                                           3,798,134
      4,400   5.99%, 2/27/01(b)                                           4,371,565
              General Electric Capital Corp.
      3,000   5.92%, 4/3/01                                               2,975,139
              International Lease Finance Corp.
      3,000   6.20%, 5/1/00                                               3,001,316
              J.P. Morgan & Co., Inc., M.T.N.
     19,300   5.99375%, 4/17/00(b)                                       19,300,000
              Paccar Financial Corp., M.T.N.
      3,000   6.08%, 7/12/00                                              3,002,675
              Student Loan Marketing Assn., M.T.N.
      4,000   6.535%, 5/3/00(b)                                           4,005,224
              U.S. Bancorp, M.T.N.
     10,000   6.09%, 4/20/00(b)                                           9,997,685
                                                                     --------------
                                                                        115,651,413
                                                                     --------------
              Total Investments  96.6%
               (amortized cost $367,091,188(a))                         367,091,188
              Other assets in excess of liabilities  3.4%                13,097,844
                                                                     --------------
              Net Assets  100%                                       $  380,189,032
                                                                     --------------
                                                                     --------------

------------------------------
(a) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Indicates a restricted security; the aggregate cost and value is $8,658,108; approximately 2.3% of net assets.
M.T.N.--Medium Term Note.
    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd. The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2000 was as follows:

Commercial Banks                                                          28.1%
Bank Holding Companies-Domestic                                           15.2
Personal Credit Institutions                                               9.8
Motor Vehicle Parts                                                        8.6
Short-Term Business Credit                                                 7.5
Asset-Backed Securities                                                    5.2
Security Brokers & Dealers                                                 4.1
Mortgage Banking                                                           2.9
Telecommunications                                                         2.7
Pharmaceutical                                                             2.7
Auto Rental & Leasing                                                      2.6
Variety Stores                                                             2.5
Construction Machinery & Equipment                                         2.2
Federal Credit Agencies                                                    1.1
Equipment Rental & Leasing                                                 0.8
Natural Gas Transportation                                                 0.3
Canadian Government                                                        0.3
                                                                         -----
                                                                          96.6%
Other assets in excess of liabilities                                      3.4
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   March 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 367,091,188
Cash                                                                          357
Receivable for Fund shares sold                                        27,963,788
Interest receivable                                                     1,684,661
Prepaid expenses and other assets                                          79,354
                                                                   --------------
      Total assets                                                    396,819,348
                                                                   --------------
LIABILITIES
Payable for Fund shares reacquired                                     15,843,239
Dividends payable                                                         460,767
Accrued expenses                                                          177,004
Management fee payable                                                    130,883
Distribution fee payable                                                   18,423
                                                                   --------------
      Total liabilities                                                16,630,316
                                                                   --------------
NET ASSETS                                                          $ 380,189,032
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value              $       3,802
   Paid-in capital in excess of par                                   380,185,230
                                                                   --------------
Net assets, March 31, 2000                                          $ 380,189,032
                                                                   --------------
                                                                   --------------
Net asset value, offering price and redemption price per share
   ($380,189,032 / 380,189,032 shares of beneficial interest
   issued and outstanding                                                   $1.00
                                                                   --------------
                                                                   --------------

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 11,422,894
                                                                   --------------
Expenses
   Management fee                                                        762,521
   Distribution fee                                                      195,518
   Registration fees                                                     145,000
   Transfer agent's fees and expenses                                    128,000
   Custodian's fees and expenses                                          39,000
   Reports to shareholders                                                35,000
   Legal fees and expenses                                                15,000
   Audit fees and expenses                                                13,500
   Trustees' fees and expenses                                             6,500
   Miscellaneous                                                           1,225
                                                                   --------------
      Total expenses                                                   1,341,264
                                                                   --------------
Net investment income                                                 10,081,630
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                                 247
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 10,081,877
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months
                                                   Ended             Year Ended
                                              March 31, 2000     September 30, 1999
-----------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                      $    10,081,630     $     18,795,764
   Net realized gain on investment
      transactions                                        247               21,374
                                              ---------------    ------------------
   Net increase in net assets resulting
      from operations                              10,081,877           18,817,138
                                              ---------------    ------------------
Dividends and distributions to shareholders
   (Note 1)                                       (10,081,877)         (18,817,138)
                                              ---------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                2,162,121,079        3,676,378,022
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   9,766,228           18,433,584
   Cost of shares reacquired                   (2,195,263,987)      (3,798,533,694)
                                              ---------------    ------------------
Net increase (decrease) in net assets from
Fund share transactions                           (23,376,680)        (103,722,088)
                                              ---------------    ------------------
Total decrease                                    (23,376,680)        (103,722,088)
NET ASSETS
Beginning of period                               403,565,712          507,287,800
                                              ---------------    ------------------
End of period                                 $   380,189,032     $    403,565,712
                                              ---------------    ------------------
                                              ---------------    ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited)
Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.
      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.
      Federal Income Taxes:    For federal income tax purposes, each fund in the
Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Dividends and Distributions:    The Fund declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. The Fund does not expect to realize long-term capital gains or losses.
                                                                          13

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited) Cont'd.
Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Trust. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and
 .325% of the Fund's average daily net assets in excess of $2 billion.
      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended March 31, 2000, the Fund incurred fees of approximately $122,100 for the services of PMFS. As of March 31, 2000, approximately $21,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    14

       Cash Accumulation Trust       National Money Market Fund
 Financial
      Highlights

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited)

                                                                  Six Months Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                  ----------------
Net investment income                                                      .03
Dividends and distributions to shareholders                               (.03)
                                                                  ----------------
Net asset value, end of period                                        $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $380,189
Ratios to average net assets:
   Expenses, including distribution fee                                   0.69%(b)
   Expenses, excluding distribution fees                                  0.59%(b)
   Net investment income                                                  5.16%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
    16                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited) Cont'd.

                       Year Ended March 31,
------------------------------------------------------------------
  1999         1998         1997         1996         1995
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------   ---
    0.05         0.05         0.05         0.05         0.05
   (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
--------     --------     --------     --------     --------   ---
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------   ---
--------     --------     --------     --------     --------   ---
     4.6%         5.2%         5.0%         5.0%         5.2%
$403,566     $507,288     $702,003     $652,327     $685,228
    0.68%        0.62%        0.65%        0.69%        0.69%
    0.58%        0.52%        0.55%        0.59%        0.59%
    4.56%        5.05%        4.89%        4.86%        5.15%

    See Notes to Financial Statements                                     17

Cash Accumulation Trust   National Money Market Fund

Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com               (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Cash Accumulation Trust   National Money Market Fund

Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:
There's No Reward Without Risk; but Is This Risk Worth
It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com           (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
Stephen M. Ungerman, Assistant Treasurer
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number   147541106

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Gateway Center Three
100 Mulberry Street
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